Intangible Assets (Details Textuals) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2019	Apr. 08, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Amortization expense	$ 227,647			$ 541,904
Predecessor [Member]
Amortized useful lives				7 years	5 years
Weighted average useful life of amortizing intangible assets				6 years
Amortization expense		$ 90,739	$ 90,739		$ 362,956
Predecessor [Member] | Minimum [Member]
Amortized useful lives	5 years
Predecessor [Member] | Maximum [Member]
Amortized useful lives	7 years